Derivatives - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain or (Loss) Recognized in AOCI on Derivative	$ (348)	$ 60	$ (459)	$ (636)	$ (289)	$ (1,095)	$ (2,178)	$ 0	$ 0
Amount of Gain or (Loss) Reclassified from AOCI into Income	(423)	(363)	108	75	(786)	182	(167)	0	0
Interest Rate Products
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain or (Loss) Recognized in AOCI on Derivative	(348)	60	(459)	(636)	(289)	(1,095)	(2,178)	0	0
Interest Income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain or (Loss) Reclassified from AOCI into Income	$ (423)	$ (363)	$ 108	$ 75	$ (786)	$ 182	$ (167)	$ 0	$ 0